Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Line Items]
Offering costs charged to stockholders' deficit upon completion of offering	$ 1,319,918	$ 1,319,918
Class A Ordinary Shares
Accounting Policies [Line Items]
Issued and outstanding subject to possible redemption	20,000,000	20,000,000